CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
COMMUNICATION SERVICES - 6.5%
Interactive Media & Services - 1.9%
Alphabet Inc., Class A Shares	473,760	$55,107,763	*

Media - 4.6%
Charter Communications Inc., Class A Shares	124,458	53,778,302	*
Comcast Corp., Class A Shares	1,215,696	45,612,914
DISH Network Corp., Class A Shares	2,039,136	35,419,792	*

Total Media		134,811,008

TOTAL COMMUNICATION SERVICES		189,918,771

CONSUMER DISCRETIONARY - 3.0%
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings Inc.	20,733	40,132,661	*

Specialty Retail - 1.6%
Home Depot Inc.	161,972	48,743,853

TOTAL CONSUMER DISCRETIONARY		88,876,514

CONSUMER STAPLES - 2.5%
Beverages - 1.5%
PepsiCo Inc.	256,340	44,849,246

Personal Products - 1.0%
Haleon PLC, ADR	3,963,000	27,859,890	*

TOTAL CONSUMER STAPLES		72,709,136

ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	478,338	78,342,198
ConocoPhillips	1,210,579	117,946,712
Enterprise Products Partners LP	2,712,437	72,503,441

TOTAL ENERGY		268,792,351

FINANCIALS - 20.2%
Banks - 8.0%
Bank of America Corp.	3,252,346	109,961,818
JPMorgan Chase & Co.	822,349	94,866,181
US Bancorp	618,994	29,216,517

Total Banks		234,044,516

Capital Markets - 2.8%
Bank of New York Mellon Corp.	772,885	33,589,582
Charles Schwab Corp.	696,423	48,088,009

Total Capital Markets		81,677,591

Consumer Finance - 3.3%
American Express Co.	627,410	96,633,688

See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2022 Quarterly Report	1

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	169,292	$50,889,175	*

Insurance - 4.4%
Marsh & McLennan Cos. Inc.	281,626	46,175,399
Progressive Corp.	384,000	44,183,040
Travelers Cos. Inc.	246,456	39,112,567

Total Insurance		129,471,006

TOTAL FINANCIALS		592,715,976

HEALTH CARE - 11.4%
Biotechnology - 1.3%
Amgen Inc.	148,483	36,745,088

Health Care Equipment & Supplies - 1.2%
Becton Dickinson and Co.	149,444	36,510,664

Health Care Providers & Services - 5.9%
Elevance Health Inc.	152,142	72,586,948
UnitedHealth Group Inc.	183,959	99,768,324

Total Health Care Providers & Services		172,355,272

Pharmaceuticals - 3.0%
Johnson & Johnson	336,145	58,664,026
Merck & Co. Inc.	335,186	29,945,517

Total Pharmaceuticals		88,609,543

TOTAL HEALTH CARE		334,220,567

INDUSTRIALS - 16.2%
Aerospace & Defense - 5.9%
Northrop Grumman Corp.	141,775	67,896,048
Raytheon Technologies Corp.	1,110,554	103,514,738

Total Aerospace & Defense		171,410,786

Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	321,455	62,648,365

Electrical Equipment - 0.9%
Vertiv Holdings Co.	2,325,056	26,552,139

Industrial Conglomerates - 1.2%
Honeywell International Inc.	186,697	35,931,705

Machinery - 6.1%
Deere & Co.	282,539	96,961,734
Illinois Tool Works Inc.	226,909	47,142,614
Otis Worldwide Corp.	434,848	33,992,068

Total Machinery		178,096,416

TOTAL INDUSTRIALS		474,639,411

See Notes to Schedule of Investments.

2	ClearBridge Large Cap Value Fund 2022 Quarterly Report

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 4.6%
Cisco Systems Inc.	1,401,990	$63,608,286
Motorola Solutions Inc.	297,925	71,081,926

Total Communications Equipment		134,690,212

Electronic Equipment, Instruments & Components - 3.4%
TE Connectivity Ltd.	753,692	100,791,231

IT Services - 2.1%
Visa Inc., Class A Shares	288,039	61,095,952

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	1,010,604	36,695,031
QUALCOMM Inc.	185,812	26,953,889

Total Semiconductors & Semiconductor Equipment		63,648,920

Software - 2.2%
Microsoft Corp.	110,537	31,032,157
Oracle Corp.	445,427	34,672,038

Total Software		65,704,195

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc.	88,368	14,360,684

TOTAL INFORMATION TECHNOLOGY		440,291,194

MATERIALS - 4.7%
Chemicals - 3.5%
Air Products & Chemicals Inc.	229,927	57,074,779
PPG Industries Inc.	348,162	45,013,865

Total Chemicals		102,088,644

Construction Materials - 1.2%
Martin Marietta Materials Inc.	102,974	36,255,086

TOTAL MATERIALS		138,343,730

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	224,189	60,717,107

UTILITIES - 6.3%
Electric Utilities - 1.8%
Edison International	793,143	53,751,301

Multi-Utilities - 4.5%
Sempra Energy	795,361	131,870,854

TOTAL UTILITIES		185,622,155

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,968,136,837)		2,846,846,912

See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2022 Quarterly Report	3

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%	78,993,311	$78,993,311
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%	19,748,328	19,748,328	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $98,741,639)			98,741,639

TOTAL INVESTMENTS - 100.4% (Cost - $2,066,878,476)			2,945,588,551
Liabilities in Excess of Other Assets - (0.4)%			(12,655,089)

TOTAL NET ASSETS - 100.0%			$2,932,933,462

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $19,748,328 and the cost was $19,748,328 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Large Cap Value Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,846,846,912	—	—	$2,846,846,912
Short-Term Investments†	98,741,639	—	—	98,741,639

Total Investments	$2,945,588,551	—	—	$2,945,588,551

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$19,071,766	$122,916,348	122,916,348	$122,239,786	122,239,786

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$72,719	—	$19,748,328

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